Share-Based Compensation - Nonvested Restricted Stock Unit Awards (Detail) - $ / shares shares in Thousands		3 Months Ended
		Mar. 31, 2017	Dec. 31, 2016
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested at beginning of period, Shares		436	11
Granted, Shares		220	77
Vested, Shares		(86)	(20)
Nonvested RSUs converted on October 1, 2016 in connection with the Separation, Shares			368
Nonvested at end of period, Shares		570	436
Nonvested at beginning of period, Weighted Average Grant Date Fair Value	[1]	$ 25.28	$ 26.66
Granted, Weighted Average Grant Date Fair Value		22.35	24.75	[1]
Vested, Weighted Average Grant Date Fair Value		0	25.74	[1]
Nonvested RSUs converted on October 1, 2016 in connection with the Separation, Weighted Average Grant Date Fair Value	[1]		27.22
Nonvested at end of period, Weighted Average Grant Date Fair Value		$ 23.52	$ 25.28	[1]
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested at beginning of period, Shares		156
Granted, Shares		129
Nonvested at end of period, Shares		285	156
Nonvested at beginning of period, Weighted Average Grant Date Fair Value		$ 24.75
Granted, Weighted Average Grant Date Fair Value		22.35
Nonvested at end of period, Weighted Average Grant Date Fair Value		$ 23.66	$ 24.75

[1]	The weighted average grant date fair value has been adjusted for the impact of the Separation.